STOCK-BASED COMPENSATION AND INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Common Stock Shares Reserved for Issuance and Shares Available for Grant

The number of common stock shares reserved for issuance under the plans and the number of shares available for future grants are as follows:

	Successor	Predecessor
	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Shares of common stock reserved for issuance under the plans	3,048,877	—	1,900,769
Shares of common stock available for future grants	1,891,231	—	505,221

Fair Value and Assumptions Used for Stock Options Issued

The fair value and assumptions used for the stock options issued during the years ended March 31, 2016 and 2015 are as follows:

	2016	2015
Weighted average fair value of stock options granted	$3.34	$5.54
Risk-free interest rate	1.62%	1.82%
Expected dividend yield	0.0%	0.0%
Expected stock price volatility	45%	30%
Expected stock option life	6.5 years	6.5 years

Schedule of Stock Option Activity

The following table sets forth a summary of stock option activity of the company:

	Weighted- average Exercise Price	Number of Shares
Outstanding at March 31, 2016 (Predecessor)	$31.73	1,777,124
Granted	—	—
Exercised	—	—
Expired or cancelled/forfeited	44.86	(381,576)

Outstanding at March 31, 2017 (Predecessor)	28.14	1,395,548
Granted	—	—
Exercised	—	—
Expired or cancelled/forfeited	28.14	(1,395,548)

Outstanding at July 31, 2017 (Predecessor)	—	—
Granted	—	—
Exercised	—	—
Expired or cancelled/forfeited	—	—

Outstanding at December 31, 2017 (Successor)	$—	—

Additional Information Regarding Stock Options

Additional information regarding stock options is as follows:

	Successor	Predecessor
(In thousands, except number of stock options and weighted average price)	Period from April 1, 2017 through December 31, 2017	Period from August 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Intrinsic value of options exercised	—	—	—
Number of stock options vested	—	—	266,311
Fair value of stock options vested	$—	—	1,185
Number of options exercisable	—	—	999,849
Weighted average exercise price of options exercisable	$—	—	34.36

Effect on Basic and Diluted Earnings Per Share, and Stock Option Compensation Expense

Stock option compensation expense along with the reduction effect on basic and diluted earnings per share are as follows:

	Successor	Predecessor
(In thousands, except per share data)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Stock option compensation expense	$—	1,644	745
Basic loss per share increased by	—	0.02	0.02
Diluted loss per share increased by	—	0.02	0.02

Schedule of Restricted Stock Compensation Expense and Grant Date Fair Value

Restricted stock unit compensation expense and grant date fair value are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Grant date fair value of restricted stock units vested	$—	10	3,754
Restricted stock unit compensation expense	3,731	2	2,425

Summary of Phantom Stock Activity

The following table sets forth a summary of phantom stock activity of the company:

	Weighted- average Grant-Date Fair Value	Time Based Shares	Weighted- average Grant-Date Fair Value	Series A Warrants	Weighted- average Grant-Date Fair Value	Series B Warrants
Non-vested balance at March 31, 2016 (Predecessor)	$10.83	1,599,829
Granted	—	—
Vested	12.29	(585,426)
Cancelled/forfeited	13.52	(68,253)

Non-vested balance at March 31, 2017 (Predecessor)	9.74	946,150
Granted	—	—
Vested	—	—
‘Cancelled (A)	9.70	(484,446)
Forfeited	10.08	(16,866)

Non-vested balance at July 31, 2017 (Predecessor) (B)	9.77	444,838

Issuance of Successor phantom stock (B)	308.19	14,160	1.00	22,963	0.98	24,824
Balance at August 1, 2017	—	—
Granted	—	—
Vested	—	—
Cancelled/forfeited	307.31	(634)	1.00	(1,029)	0.98	(1,112)

Non-vested balance at December 31, 2017 (Successor)	$308.24	13,526	1.00	21,934	0.98	23,712

(A)	Prior to emergence from Chapter 11 bankruptcy, all officer-held phantom stock units were cancelled. Refer to Item 7. “Reorganization and Chapter 11 Proceedings.”
(B)

Upon emergence from Chapter 11 bankruptcy, all outstanding phantom stock units held by non-officer employees were converted by the same conversion ratio applied to the common shares upon emergence. Every 31.4143 phantom stock units converted into one phantom stock unit post emergence which is valued to the new common stock. In addition, each post emergence phantom stock unit received 1.6216 phantom series A warrants and 1.7531 phantom series B warrants. Both warrant series have time-based vesting and follow the vesting schedule of the underlying phantom stock unit. Refer to Item 7. “Reorganization and Chapter 11 Proceedings.”

Summary of Cash-Based Performance Plan Unit Activity

The following table sets forth a summary of cash-based performance plan unit activity of the company:

	Weighted- average Grant-Date Fair Value	Performance Based Units
Non-vested balance at March 31, 2016 (Predecessor)	$1.16	7,913,716
Granted	—	—
Vested	—	—
Cancelled/forfeited	1.15	(179,991)

Non-vested balance at March 31, 2017 (Predecessor)	1.16	7,733,725
Granted	—	—
Vested	—	—
Cancelled/forfeited	1.16	(7,733,725)

Non-vested balance at July 31, 2017 (Predecessor)	—	—

Summary of Deferred Stock Unit Activity

The following table sets forth a summary of deferred stock unit activity of the company:

	Weighted- average Grant-Date Fair Value	Number Of Units
Balance at March 31, 2016 (Predecessor)	$23.58	363,630
Dividend equivalents reinvested	—	—
Retirement distribution	6.83	(12,792)
Granted	—	—

Balance at March 31, 2017 (Predecessor)	24.19	350,838
Dividend equivalents reinvested	—	—
Retirement distribution	24.19	(350,838)
Granted	—	—

Balance at July 31, 2017 (Predecessor)	—	—

Schedule of Deferred Cash Award Expense

Deferred cash award expense, which is reflected in general and administrative expenses, is as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Deferred cash award expense	$—	12	978

Deferred Stock Unit
Schedule of Restricted Stock Compensation Expense and Grant Date Fair Value

Deferred stock unit compensation expense, which is reflected in general and administrative expenses, is as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Deferred stock units compensation expense (benefit)	$—	(68)	(1,987)

Restricted Stock Units (RSUs)
Summary Of Restricted Stock Unit Activity

The following table sets forth a summary of restricted stock unit activity of the company:

	Weighted- average Grant-Date Fair Value	Time Based Units	Weight- average Grant Date Fair Value	Performance Based Units
Non-vested balance at March 31, 2016 (Predecessor)	$49.17	89,639	61.75	156,851
Granted	—	—	—	—
Vested	49.39	(76,006)	—	—
Cancelled/forfeited	49.62	(13,450)	61.75	(156,851)

Non-vested balance at March 31, 2017 (Predecessor)	54.48	183	—	—
Granted	—	—	—	—
Vested	54.48	(183)	—	—
Cancelled/forfeited	—	—	—	—

Non-vested balance at July 31, 2017 (Predecessor)	—	—	—	—
Granted	24.40	1,203,379	—	—
Vested	—	—	—	—
Cancelled/forfeited	24.15	(45,733)	—	—

Non-vested balance at December 31, 2017 (Successor)	$24.41	1,157,646	—	—

Phantom Stock Plan
Schedule of Restricted Stock Compensation Expense and Grant Date Fair Value

Phantom stock compensation expense and grant date fair value of phantom stock vested are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Grant date fair value of phantom stock vested	$—	—	7,118
Phantom stock compensation expense	94	68	467

Cash-based Performance Plan
Schedule of Restricted Stock Compensation Expense and Grant Date Fair Value

Cash-based performance unit compensation expense and grant date fair value are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Grant date fair value of cash-based performance units vested	$—	—	—
Cash-based performance unit compensation expense	—	(1,975)	761